                               [NATIONWIDE LOGO]


                                 NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-5


                                 ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                               DECEMBER 31, 2001

                       NATIONWIDE LIFE INSURANCE COMPANY

                          HOME OFFICE: COLUMBUS, OHIO








APO-2750-12/01

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide Variable Account-5.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved busi-ness and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.




                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 20, 2002

                                        3





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                                        4

HOW TO READ THE ANNUAL REPORT
This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-5
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2001

ASSETS:
  Investments at fair value:
     American Century VP - American Century VP Balanced (ACVPBal)
       41,637 shares (cost $302,164) ........................................................................             $  274,385
     American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
       93,321 shares (cost $989,550) ........................................................................                699,908
     Dreyfus Stock Index Fund (DryStkIx)
       49,739 shares (cost $1,649,018) ......................................................................              1,460,347
     Fidelity(R) VIP - Equity-Income Portfolio:Initial Class (FidVIPEI)
       100,090 shares (cost $2,380,355) .....................................................................              2,277,057
     Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
       20,862 shares (cost $237,432) ........................................................................                243,248
     Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
       279,670 shares (cost $279,670) .......................................................................                279,670
     Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
       119,587 shares (cost $1,746,234) .....................................................................              1,182,718
     Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
       61,987 shares (cost $879,741) ........................................................................                598,790
                                                                                                                          ----------
          Total investments .................................................................................              7,016,123
  Accounts receivable .......................................................................................                   --
                                                                                                                          ----------
          Total assets ......................................................................................              7,016,123
ACCOUNTS PAYABLE ............................................................................................                  1,202
                                                                                                                          ----------
CONTRACT OWNERS' EQUITY (NOTE 4) ............................................................................             $7,014,921
                                                                                                                          ==========


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


                                                       TOTAL         ACVPBal       ACVPCapAp      DryStkIx        FidVIPEI
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   121,786          8,879           --           16,962         52,597
  Mortality and expense risk charges (note 2) ...      (102,997)        (3,911)       (11,569)       (20,534)       (35,099)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment activity .....................        18,789          4,968        (11,569)        (3,572)        17,498
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     2,415,701        114,912        358,126        348,727        877,026
  Cost of mutual fund shares sold ...............    (2,515,212)      (128,428)      (396,293)      (286,320)      (768,014)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (99,511)       (13,516)       (38,167)        62,407        109,012
  Change in unrealized gain (loss)
    on investments ..............................    (1,797,890)       (18,321)      (641,975)      (294,193)      (458,105)
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (1,897,401)       (31,837)      (680,142)      (231,786)      (349,093)
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................       814,607         10,540        357,709          7,725        147,772
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(1,064,005)       (16,329)      (334,002)      (227,633)      (183,823)
                                                    ===========    ===========    ===========    ===========    ===========


                                                     NSATGvtBd      NSATMyMkt      NSATTotRe       NBAMTBal
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        10,351          9,496          9,883         13,618
  Mortality and expense risk charges (note 2) ...        (2,669)        (3,645)       (17,174)        (8,396)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................         7,682          5,851         (7,291)         5,222
                                                    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........        74,684        112,936        324,923        204,367
  Cost of mutual fund shares sold ...............       (74,111)      (112,936)      (434,632)      (314,478)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........           573           --         (109,709)      (110,111)
  Change in unrealized gain (loss)
    on investments ..............................         2,620           --         (113,589)      (274,327)
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         3,193           --         (223,298)      (384,438)
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................           328           --           33,250        257,283
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        11,203          5,851       (197,339)   $  (121,933)
                                                    ===========    ===========    ===========    ===========









See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     TOTAL                        ACVPBal                     ACVPCapAp
                                          --------------------------    --------------------------    --------------------------
                                              2001           2000          2001            2000          2001            2000
                                          -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    18,789         24,753          4,968          5,798        (11,569)       (21,092)
  Realized gain (loss) on investments .       (99,511)     1,810,783        (13,516)         3,343        (38,167)       233,879
  Change in unrealized gain (loss)
    on investments ....................    (1,797,890)    (3,009,188)       (18,321)      (137,797)      (641,975)      (121,049)
  Reinvested capital gains ............       814,607      1,184,344         10,540         68,739        357,709         47,256
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................    (1,064,005)        10,692        (16,329)       (59,917)      (334,002)       138,994
                                          -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       567,729      1,140,030         21,223         52,929         55,429        148,049
  Transfers between funds .............          --             --           (3,616)        12,606        (61,361)       150,516
  Redemptions .........................    (2,003,216)    (6,213,926)       (84,489)      (217,892)      (242,918)      (572,380)
  Annuity benefits ....................       (10,693)       (13,801)          --             (563)        (2,353)        (4,728)
  Annual contract maintenance charges
    (note 2) ..........................       (10,066)       (16,028)          (277)          (434)        (1,190)        (1,803)
  Contingent deferred sales charges
    (note 2) ..........................       (16,424)       (74,342)          (594)        (3,493)        (2,413)        (8,180)
  Adjustments to maintain reserves ....        (6,244)        50,939         (3,039)        61,884         10,454         29,299
                                          -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions ........    (1,478,914)    (5,127,128)       (70,792)       (94,963)      (244,352)      (259,227)
                                          -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (2,542,919)    (5,116,436)       (87,121)      (154,880)      (578,354)      (120,233)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     9,557,840     14,674,276        360,142        515,022      1,292,807      1,413,040
                                          -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 7,014,921      9,557,840        273,021        360,142        714,453      1,292,807
                                          ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................       336,612        483,668         35,259         25,217         50,364         60,117
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .....................        25,693         93,310          2,247         42,474          2,362         12,136
  Units redeemed ......................       (83,882)      (240,366)        (9,294)       (32,432)       (12,965)       (21,889)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ........................       278,423        336,612         28,212         35,259         39,761         50,364
                                          ===========    ===========    ===========    ===========    ===========    ===========


                                                       DryStkIx
                                             --------------------------
                                                2001            2000
                                             -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............           (3,572)       (11,336)
  Realized gain (loss) on investments .           62,407        664,975
  Change in unrealized gain (loss)
    on investments ....................         (294,193)      (925,201)
  Reinvested capital gains ............            7,725         31,186
                                             -----------    -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................         (227,633)      (240,376)
                                             -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          150,763        341,586
  Transfers between funds .............          (23,315)        74,985
  Redemptions .........................         (306,601)    (1,458,054)
  Annuity benefits ....................             (895)          (386)
  Annual contract maintenance charges
    (note 2) ..........................           (1,745)        (3,140)
  Contingent deferred sales charges
    (note 2) ..........................           (4,121)       (15,039)
  Adjustments to maintain reserves ....          (13,981)        29,129
                                             -----------    -----------
       Net equity transactions ........         (199,895)    (1,030,919)
                                             -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         (427,528)    (1,271,295)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        1,876,107      3,147,402
                                             -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .        1,448,579      1,876,107
                                             ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................           62,510         95,348
                                             -----------    -----------
  Units purchased .....................            5,255         14,084
  Units redeemed ......................          (11,500)       (46,922)
                                             -----------    -----------
  Ending units ........................           56,265         62,510
                                             ===========    ===========


NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                   FidVIPEI                     NSATGvtBd                      NSATMyMkt
                                          --------------------------    --------------------------    --------------------------
                                              2001           2000           2001           2000          2001            2000
                                          -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    17,498         25,866          7,682         22,577          5,851         14,005
  Realized gain (loss) on investments .       109,012        380,047            573         11,864           --             --
  Change in unrealized gain (loss)
    on investments ....................      (458,105)      (495,074)         2,620         24,809           --             --
  Reinvested capital gains ............       147,772        282,762            328           --             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................      (183,823)       193,601         11,203         59,250          5,851         14,005
                                          -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       122,550        225,925         18,567         22,046         31,846        122,546
  Transfers between funds .............       (57,979)      (218,158)        60,273          7,024        127,494        (57,544)
  Redemptions .........................      (791,430)    (1,657,440)       (46,526)      (487,526)       (83,253)      (386,537)
  Annuity benefits ....................        (2,002)        (1,617)        (2,225)        (2,425)          --             --
  Annual contract maintenance charges
    (note 2) ..........................        (3,606)        (5,005)          (292)          (415)          (198)          (914)
  Contingent deferred sales charges
    (note 2) ..........................        (3,206)       (19,379)          (579)        (3,596)        (2,443)        (8,269)
  Adjustments to maintain reserves ....         8,036        (14,082)           (89)       (23,323)            (8)            14
                                          -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions ........      (727,637)    (1,689,756)        29,129       (488,215)        73,438       (330,704)
                                          -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (911,460)    (1,496,155)        40,332       (428,965)        79,289       (316,699)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     3,196,211      4,692,366        203,262        632,227        200,380        517,079
                                          -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 2,284,751      3,196,211        243,594        203,262        279,669        200,380
                                          ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................       125,550        196,654          5,302         17,924          8,431         22,769
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .....................         5,085          9,820          1,041          1,138          4,129          5,553
  Units redeemed ......................       (35,247)       (80,924)          (282)       (13,760)        (1,055)       (19,891)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ........................        95,388        125,550          6,061          5,302         11,505          8,431
                                          ===========    ===========    ===========    ===========    ===========    ===========

                                                      NSATTotRe
                                             --------------------------
                                                2001            2000
                                             -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............           (7,291)       (15,827)
  Realized gain (loss) on investments .         (109,709)       449,112
  Change in unrealized gain (loss)
    on investments ....................         (113,589)    (1,091,553)
  Reinvested capital gains ............           33,250        606,170
                                             -----------    -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................         (197,339)       (52,098)
                                             -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           89,311        138,632
  Transfers between funds .............           (9,428)       (65,111)
  Redemptions .........................         (311,643)    (1,088,728)
  Annuity benefits ....................             --             --
  Annual contract maintenance charges
    (note 2) ..........................           (1,917)        (2,981)
  Contingent deferred sales charges
    (note 2) ..........................           (1,664)       (13,079)
  Adjustments to maintain reserves ....              (63)           147
                                             -----------    -----------
       Net equity transactions ........         (235,404)    (1,031,120)
                                             -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         (432,743)    (1,083,218)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        1,615,432      2,698,650
                                             -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .        1,182,689      1,615,432
                                             ===========    ===========

CHANGES IN UNITS:
  Beginning units .....................           17,201         27,769
                                             -----------    -----------
  Units purchased .....................            1,050          1,653
  Units redeemed ......................           (3,775)       (12,221)
                                             -----------    -----------
  Ending units ........................           14,476         17,201
                                             ===========    ===========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                         NBAMTBal
                                                         ---------------------------------------
                                                             2001                        2000
                                                         -----------                 -----------
INVESTMENT ACTIVITY:
  Net investment income ................................$      5,222                       4,762
  Realized gain (loss) on investments ...................   (110,111)                     67,563
  Change in unrealized gain (loss)
    on investments ......................................   (274,327)                   (263,323)
  Reinvested capital gains ..............................    257,283                     148,231
                                                         -----------                 -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .......................................   (121,933)                    (42,767)
                                                         -----------                 -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................................     78,040                      88,317
  Transfers between funds ...............................    (32,068)                     95,682
  Redemptions ...........................................   (136,356)                   (345,369)
  Annuity benefits ......................................     (3,218)                     (4,082)
  Annual contract maintenance charges
    (note 2) ............................................       (841)                     (1,336)
  Contingent deferred sales charges
    (note 2) ............................................     (1,404)                     (3,307)
  Adjustments to maintain reserves ......................     (7,554)                    (32,129)
                                                         -----------                 -----------
       Net equity transactions ..........................   (103,401)                   (202,224)
                                                         -----------                 -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...................   (225,334)                   (244,991)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................................    813,499                   1,058,490
                                                         -----------                 -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................$    588,165                     813,499
                                                         ===========                 ===========


CHANGES IN UNITS:
  Beginning units .......................................     31,995                      37,870
                                                         -----------                 -----------
  Units purchased .......................................      4,524                       6,452
  Units redeemed ........................................     (9,764)                    (12,327)
                                                         -----------                 -----------
  Ending units ..........................................     26,755                      31,995
                                                         ===========                 ===========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-5
                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2001 AND 2000

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

       Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of Nationwide Variable Account-5 were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

    (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

          Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
            American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)

          Dreyfus Stock Index Fund (DryStkIx)

          Portfolio of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);
            Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)

          Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd) Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)

          Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
            Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)

       At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

       A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, Continued

       Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

       The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

       The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f)  Calculation of Annuity Reserves

       Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company:(a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.

                                                        CONTRACT                     UNIT           CONTRACT        TOTAL
                                                     EXPENSE RATE(*)      UNITS   FAIR VALUE     OWNERS' EQUITY   RETURN(**)
                                                     ---------------      -----   ----------     --------------   ----------

    American Century Variable Portfolios, Inc.-
    American Century VP Balanced(***)
          2001  . . . . . . . . . . . . . . . . . . ..    1.30%          28,212   $  9.677376   $      273,018     -4.80%
          2000  . . . . . . . . . . . . . . . . . . ..    1.30%          35,259     10.165458          358,424     -3.91%
          1999  . . . . . . . . . . . . . . . . . . ..    1.30%          25,115     20.506550          515,022      5.79%  5/3/1999
          1998  . . . . . . . . . . . . . . . . . . ..    1.30%          22,623     18.104123          409,569     15.67%
          1997  . . . . . . . . . . . . . . . . . . ..    1.30%          18,804     15.651770          294,316     11.36%

    American Century Variable Portfolios, Inc.-
    American Century VP Capital Appreciation
          2001  . . . . . . . . . . . . . . . . . . ..    1.30%          39,761     17.768711          706,502    -29.01%
          2000  . . . . . . . . . . . . . . . . . . ..    1.30%          50,364     25.029137        1,260,567      7.62%
          1999  . . . . . . . . . . . . . . . . . . ..    1.30%          60,116     23.256156        1,398,067     62.39%
          1998  . . . . . . . . . . . . . . . . . . ..    1.30%          70,399     14.321327        1,008,207     -3.43%
          1997  . . . . . . . . . . . . . . . . . . ..    1.30%          91,356     14.829811        1,354,792     -4.52%
       Dreyfus Stock Index Fund
          2001  . . . . . . . . . . . . . . . . . . ..    1.30%          56,265     25.618669        1,441,434    -13.33%
          2000  . . . . . . . . . . . . . . . . . . ..    1.30%          62,510     29.558751        1,847,718    -10.45%
          1999  . . . . . . . . . . . . . . . . . . ..    1.30%          95,348     33.009632        3,147,402     19.04%
          1998  . . . . . . . . . . . . . . . . . . ..    1.30%          87,887     27.730490        2,437,150     26.55%
          1997  . . . . . . . . . . . . . . . . . . ..    1.30%          90,991     21.913276        1,993,911     31.23%

    Fidelity(R) VIP Fund -
    Equity-Income Portfolio: Initial Class
          2001  . . . . . . . . . . . . . . . . . . ..    1.30%          95,388     23.857464        2,275,716     -6.20%
          2000  . . . . . . . . . . . . . . . . . . ..    1.30%         125,550     25.434075        3,193,248      7.02%
          1999  . . . . . . . . . . . . . . . . . . ..    1.30%         196,654     23.766053        4,673,689      4.95%
          1998  . . . . . . . . . . . . . . . . . . ..    1.30%         221,658     22.645632        5,019,585     10.18%
          1997  . . . . . . . . . . . . . . . . . . ..    1.30%         253,917     20.553936        5,218,994     26.44%

    Nationwide(R) SAT - Government Bond Fund Class I
       Tax qualified
          2001  . . . . . . . . . . . . . . . . . . ..    1.30%           5,816     39.681226         230,786       5.85%
          2000  . . . . . . . . . . . . . . . . . . ..    1.30%           5,059     37.487059         189,647      11.08%
          1999  . . . . . . . . . . . . . . . . . . ..    1.30%           8,195     33.746688         276,554      -3.62%
          1998  . . . . . . . . . . . . . . . . . . ..    1.30%          10,242     35.013105         358,604       7.49%
          1997  . . . . . . . . . . . . . . . . . . ..    1.30%          15,010     32.572519         488,914       8.24%
       Non-tax qualified
          2001  . . . . . . . . . . . . . . . . . . ..    1.30%             245     39.695887           9,725       5.85%
          2000  . . . . . . . . . . . . . . . . . . ..    1.30%             244     37.500904           9,150      11.08%
          1999  . . . . . . . . . . . . . . . . . . ..    1.30%           9,730     33.759140         328,476      -3.62%
          1998  . . . . . . . . . . . . . . . . . . ..    1.30%           9,698     35.026017         339,682       7.49%
          1997  . . . . . . . . . . . . . . . . . . ..    1.30%           9,788     32.584532         318,937       8.24%

    Nationwide(R) SAT - Money Market Fund Class I
       Tax qualified
          2001  . . . . . . . . . . . . . . . . . . ..    1.30%          11,467     24.301609          278,667      2.25%
          2000  . . . . . . . . . . . . . . . . . . ..    1.30%           8,431     23.767044          200,380      4.66%
          1999  . . . . . . . . . . . . . . . . . . ..    1.30%          22,769     22.709765          517,079      3.49%
          1998  . . . . . . . . . . . . . . . . . . ..    1.30%          22,515     21.944976          494,091      3.90%
          1997  . . . . . . . . . . . . . . . . . . ..    1.30%          25,727     21.120495          543,367      3.89%
       Non-tax qualified
          2001  . . . . . . . . . . . . . . . . . . ..    1.30%              38     26.404135            1,003      2.25%

                                                                                                              (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-5
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                               CONTRACT                    UNIT           CONTRACT         TOTAL
                                                           EXPENSE RATE(*)      UNITS   FAIR VALUE     OWNERS' EQUITY    RETURN(**)
                                                           ---------------      -----   ----------     --------------    ----------
    Nationwide(R) SAT - Total Return Fund Class I
       Tax qualified
          2001  . . . . . . . . . . . . . . . . . . . . . . .    1.30%         11,739     82.145061         964,301       -12.97%
          2000  . . . . . . . . . . . . . . . . . . . . . . .    1.30%         14,121     94.390507       1,332,888        -3.39%
          1999  . . . . . . . . . . . . . . . . . . . . . . .    1.30%         22,633     97.698445       2,211,209         5.55%
          1998  . . . . . . . . . . . . . . . . . . . . . . .    1.30%         23,578     92.558757       2,182,350        16.54%
          1997  . . . . . . . . . . . . . . . . . . . . . . .    1.30%         28,700     79.422176       2,279,416        27.75%
       Non-tax qualified
          2001  . . . . . . . . . . . . . . . . . . . . . . .    1.30%          2,737     79.782323         218,364       -12.97%
          2000  . . . . . . . . . . . . . . . . . . . . . . .    1.30%          3,082     91.675550         282,544        -3.39%
          1999  . . . . . . . . . . . . . . . . . . . . . . .    1.30%          5,137     94.888344         487,441         5.55%
          1998  . . . . . . . . . . . . . . . . . . . . . . .    1.30%          5,297     89.896489         476,182        16.54%
          1997  . . . . . . . . . . . . . . . . . . . . . . .    1.30%          5,568     77.137765         429,503        27.75%

    Neuberger Berman Advisers Management Trust -
    Balanced Portfolio
          2001  . . . . . . . . . . . . . . . . . . . . . . .    1.30%         26,755     21.576158         577,270       -14.49%
          2000  . . . . . . . . . . . . . . . . . . . . . . .    1.30%         31,995     25.233374         807,342        -5.78%
          1999  . . . . . . . . . . . . . . . . . . . . . . .    1.30%         37,871     26.782503       1,014,280        31.83%
          1998  . . . . . . . . . . . . . . . . . . . . . . .    1.30%         46,340     20.316082         941,447        10.72%
          1997  . . . . . . . . . . . . . . . . . . . . . . .    1.30%         53,230     18.349145         976,725        17.90%
                                                                                                       ------------
    2001 Reserves for annuity contracts in payout phase:
       Tax qualified ...............................................................................         38,135
                                                                                                       ------------
    2001 Contract owners' equity ...................................................................    $ 7,014,921
                                                                                                       ============

    2000 Reserves for annuity contracts in payout phase:
       Tax qualified ...............................................................................         75,931
                                                                                                       ------------
    2000 Contract owners' equity ...................................................................    $ 9,557,840
                                                                                                       ============

    1999 Reserves for annuity contracts in payout phase:
       Tax qualified ...............................................................................        105,056
                                                                                                       ------------
    1999 Contract owners' equity ...................................................................   $ 14,674,276
                                                                                                       ============

    1998 Reserves for annuity contracts in payout phase:
       Tax qualified ...............................................................................        100,387
                                                                                                       ------------
    1998 Contract owners' equity ...................................................................   $ 13,767,254
                                                                                                       ============

    1997 Contract owners' equity ...................................................................    $13,898,875
                                                                                                       ============


(*) This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented.Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

(***) Under a substitution order effective in 2000, the American Century VP -
      American Century VP Balanced Portfolio was substituted for the American Century VP - American Century VP Advantage Portfolio. The financial highlights present data for the American Century VP - American Century VP Advantage Portfolio through 1999 and American Century VP - American Century VP Balanced Portfolio data thereafter.

                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-5:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-5 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                           Bulk Rate
                                                                                                      U.S. Postage
                                                                                                        P A I D
                                                                                                     Columbus, Ohio
                                                                                                      Permit No.521

Nationwide((R)) is a registered federal service mark of Nationwide Mutual
Insurance Company
